GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Retained Earnings (Accumulated Deficit)	$ 7,859,023	$ 7,895,290
Working Capital	1,152,009
Net Income	$ 41,303	$ 2,400